Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Measurements [Abstract]
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
Assets and liabilities measured at fair value on a recurring basis are summarized below:

	Fair Value Measurements at December 31, 2014
Description	Assets at Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Mortgage Revenue Bonds	$449,024,137	$—	$—	$449,024,137
Bond Purchase Commitments	5,780,413	—	—	5,780,413
Public Housing Capital Fund Trusts	61,263,123	—	—	61,263,123
MBS Investments	14,841,558	—	14,841,558	—
Taxable Mortgage Bonds	4,616,565	—	—	4,616,565
Interest Rate Derivatives	267,669	—	—	267,669
Total Assets at Fair Value	$535,793,465	$—	$14,841,558	$520,951,907

	For the Year Ended December 31, 2014
	Fair Value Measurements Using Significant
	Unobservable Inputs (Level 3)
	Mortgage Revenue Bonds	Mortgage Revenue Bond Purchase Commitments	Public Housing Capital Fund Trust Certificates	Taxable Bonds	Interest Rate Derivatives	Total
Beginning Balance January 1, 2014	$285,318,171	$(4,852,177)	$62,056,379	$4,075,953	$888,120	$347,486,446
Total gains (losses) (realized/unrealized)
Included in earnings	—	—	—	—	(2,003,351)	(2,003,351)
Included in other comprehensive income	52,272,236	10,632,590	5,219,937	685,612	—	68,810,375
Purchases	142,794,827	—	—	—	—	142,794,827
Purchase interest rate derivative	—	—	—	—	1,382,900	1,382,900
Mortgage revenue bond and MBS sales and redemption	(30,464,798)	—	—	—	—	(30,464,798)
Settlements	(896,299)	—	(6,013,193)	(145,000)	—	(7,054,492)
Ending Balance December 31, 2014	$449,024,137	$5,780,413	$61,263,123	$4,616,565	$267,669	$520,951,907
Total amount of losses for the period included in earning attributable to the change in unrealized gains or losses relating to assets or liabilities still held as of December 31, 2014	$—	$—	$—	$—	$(2,003,351)	$(2,003,351)

	Fair Value Measurements at December 31, 2013
Description	Assets at Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Mortgage Revenue Bonds	$285,318,171	$—	$—	$285,318,171
Bond Purchase Commitments	(4,852,177)	—	—	(4,852,177)
Public Housing Capital Fund Trusts	62,056,379	—	—	62,056,379
MBS Investments	37,845,661	—	37,845,661	—
Taxable Mortgage Bonds	4,075,953	—	—	4,075,953
Interest Rate Derivatives	888,120	—	—	888,120
Total Assets at Fair Value	$385,332,107	$—	$37,845,661	$347,486,446

	For the Year Ended December 31, 2013
	Fair Value Measurements Using Significant
	Unobservable Inputs (Level 3)
	Mortgage Revenue Bonds	Mortgage Revenue Bond Purchase Commitments	Public Housing Capital Fund Trust Certificates	Taxable Bonds	Interest Rate Derivatives	Total
Beginning Balance January 1, 2013	$145,237,376	$—	$65,389,298	$1,524,873	$378,729	$212,530,276
VIE deconsolidation	8,795,630	—	—	—	—	8,795,630
Total gains (losses) (realized/unrealized)
Included in earnings	—	—	—	—	(283,610)	(283,610)
Included in other comprehensive income	(18,011,590)	(4,852,177)	(3,276,398)	(231,920)	—	(26,372,085)
Ohio Properties' bonds after sale recognition	19,581,166	—	—	—	—	19,581,166
Greens Property's bonds after sale recognition	9,465,000	—	—	—	—	9,465,000
Purchases	148,624,000	—	—	2,918,000	—	151,542,000
Purchase interest rate derivative	—	—	—	—	793,001	793,001
Bond redemption	(16,052,849)	—	—	—	—	(16,052,849)
Bond foreclosure	(11,581,266)	—	—	—	—	(11,581,266)
Settlements	(739,296)	—	(56,521)	(135,000)	—	(930,817)
Ending Balance December 31, 2013	$285,318,171	$(4,852,177)	$62,056,379	$4,075,953	$888,120	$347,486,446
Total amount of losses for the period included in earning attributable to the change in unrealized gains or losses relating to assets or liabilities still held as of December 31, 2013	$—	$—	$—	$—	$(283,610)	$(283,610)

	Fair Value Measurements at December 31, 2012
Description	Assets at Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Mortgage Revenue Bonds	$145,237,376	$—	$—	$145,237,376
Public Housing Capital Fund Trusts	65,389,298	—	—	65,389,298
MBS Investments	32,121,412	—	32,121,412	—
Taxable Mortgage Bonds	1,524,873	—	—	1,524,873
Interest Rate Derivatives	378,729	—	—	378,729
Total Assets at Fair Value	$244,651,688	$—	$32,121,412	$212,530,276

	For the Year Ended December 31, 2012
	Fair Value Measurements Using Significant
	Unobservable Inputs (Level 3)
	Mortgage Revenue Bonds	Public Housing Capital Bond Trusts	Taxable Bonds	Interest Rate Derivatives	Total
Beginning Balance January 1, 2012	$135,695,352	$—	$774,946	$1,323,270	$137,793,568
Total gains (losses) (realized/unrealized)
Included in earnings	—	—	—	(944,541)	(944,541)
Included in other comprehensive income	8,070,888	(568,335)	(23,402)	—	7,479,151
Purchases	32,660,864	65,985,893	934,000	—	99,580,757
Sale and restructuring of mortgage revenue bonds	(30,654,939)	—	—	—	(30,654,939)
Settlements	(534,789)	(28,260)	(160,671)	—	(723,720)
Ending Balance December 31, 2012	$145,237,376	$65,389,298	$1,524,873	$378,729	$212,530,276
Total amount of losses for the period included in earning attributable to the change in unrealized gains or losses relating to assets or liabilities still held as of December 31, 2012	—	$—	$—	$(944,541)	$(944,541)

Fair Value, by Balance Sheet Grouping [Table Text Block]
Below represents the fair market value of the debt held on the balance sheet for December 31, 2014 and 2013, respectively.

	2014		2013
	Carrying Amount	Fair Value	Carrying Amount	Fair Value

Financial Liabilities:
Debt financing	$345,359,000	$346,813,909	$257,274,000	$258,639,691
Mortgages payable	76,707,845	76,134,465	57,087,320	58,117,798